RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Fund Management Fee	$ 5,707,375	$ 6,134,033
Asset Management and Reporting Fee	1,184,371	1,081,512
Fund Management Fee net of Asset Management and Reporting Fee	4,523,004	5,052,521
Series Twenty [Member]
Gross Fund Management Fee	105,990	169,740
Asset Management and Reporting Fee	10,885	68,473
Fund Management Fee net of Asset Management and Reporting Fee	95,105	101,267
Series Twenty One [Member]
Gross Fund Management Fee	67,080	94,047
Asset Management and Reporting Fee	3,051	77,264
Fund Management Fee net of Asset Management and Reporting Fee	64,029	16,783
Series Twenty Two [Member]
Gross Fund Management Fee	121,368	177,268
Asset Management and Reporting Fee	16,887	12,393
Fund Management Fee net of Asset Management and Reporting Fee	104,481	164,875
Series Twenty Three [Member]
Gross Fund Management Fee	113,039	148,983
Asset Management and Reporting Fee	14,625	11,868
Fund Management Fee net of Asset Management and Reporting Fee	98,414	137,115
Series Twenty Four [Member]
Gross Fund Management Fee	122,334	157,757
Asset Management and Reporting Fee	17,490	40,400
Fund Management Fee net of Asset Management and Reporting Fee	104,844	117,357
Series Twenty Five [Member]
Gross Fund Management Fee	76,550	119,018
Asset Management and Reporting Fee	44,517	90,354
Fund Management Fee net of Asset Management and Reporting Fee	32,033	28,664
Series Twenty Six [Member]
Gross Fund Management Fee	286,205	336,248
Asset Management and Reporting Fee	80,405	43,205
Fund Management Fee net of Asset Management and Reporting Fee	205,800	293,043
Series Twenty Seven [Member]
Gross Fund Management Fee	229,434	233,712
Asset Management and Reporting Fee	103,260	41,145
Fund Management Fee net of Asset Management and Reporting Fee	126,174	192,567
Series Twenty Eight [Member]
Gross Fund Management Fee	298,447	330,768
Asset Management and Reporting Fee	141,421	37,593
Fund Management Fee net of Asset Management and Reporting Fee	157,026	293,175
Series Twenty Nine [Member]
Gross Fund Management Fee	331,404	331,404
Asset Management and Reporting Fee	59,017	73,143
Fund Management Fee net of Asset Management and Reporting Fee	272,387	258,261
Series Thirty [Member]
Gross Fund Management Fee	163,063	174,144
Asset Management and Reporting Fee	33,471	21,412
Fund Management Fee net of Asset Management and Reporting Fee	129,592	152,732
Series Thirty One [Member]
Gross Fund Management Fee	345,693	364,152
Asset Management and Reporting Fee	164,357	41,274
Fund Management Fee net of Asset Management and Reporting Fee	181,336	322,878
Series Thirty Two [Member]
Gross Fund Management Fee	281,115	283,428
Asset Management and Reporting Fee	53,540	34,541
Fund Management Fee net of Asset Management and Reporting Fee	227,575	248,887
Series Thirty Three [Member]
Gross Fund Management Fee	123,408	129,714
Asset Management and Reporting Fee	16,389	45,219
Fund Management Fee net of Asset Management and Reporting Fee	107,019	84,495
Series Thirty Four [Member]
Gross Fund Management Fee	274,896	293,196
Asset Management and Reporting Fee	16,654	34,154
Fund Management Fee net of Asset Management and Reporting Fee	258,242	259,042
Series Thirty Five [Member]
Gross Fund Management Fee	213,030	228,360
Asset Management and Reporting Fee	20,385	41,985
Fund Management Fee net of Asset Management and Reporting Fee	192,645	186,375
Series Thirty Six [Member]
Gross Fund Management Fee	154,061	160,596
Asset Management and Reporting Fee	100,251	40,478
Fund Management Fee net of Asset Management and Reporting Fee	53,810	120,118
Series Thirty Seven [Member]
Gross Fund Management Fee	204,864	204,864
Asset Management and Reporting Fee	18,518	18,518
Fund Management Fee net of Asset Management and Reporting Fee	186,346	186,346
Series Thirty Eight [Member]
Gross Fund Management Fee	164,400	164,400
Asset Management and Reporting Fee	31,044	22,902
Fund Management Fee net of Asset Management and Reporting Fee	133,356	141,498
Series Thirty Nine [Member]
Gross Fund Management Fee	136,800	136,800
Asset Management and Reporting Fee	23,923	14,135
Fund Management Fee net of Asset Management and Reporting Fee	112,877	122,665
Series Forty [Member]
Gross Fund Management Fee	200,016	200,016
Asset Management and Reporting Fee	24,394	14,705
Fund Management Fee net of Asset Management and Reporting Fee	175,622	185,311
Series Forty One [Member]
Gross Fund Management Fee	238,068	238,068
Asset Management and Reporting Fee	22,075	23,326
Fund Management Fee net of Asset Management and Reporting Fee	215,993	214,742
Series Forty Two [Member]
Gross Fund Management Fee	249,240	249,780
Asset Management and Reporting Fee	40,195	45,310
Fund Management Fee net of Asset Management and Reporting Fee	209,045	204,470
Series Forty Three [Member]
Gross Fund Management Fee	306,780	306,780
Asset Management and Reporting Fee	38,157	38,928
Fund Management Fee net of Asset Management and Reporting Fee	268,623	267,852
Series Forty Four [Member]
Gross Fund Management Fee	284,700	284,698
Asset Management and Reporting Fee	22,930	82,948
Fund Management Fee net of Asset Management and Reporting Fee	261,770	201,750
Series Forty Five [Member]
Gross Fund Management Fee	365,862	366,564
Asset Management and Reporting Fee	47,088	48,328
Fund Management Fee net of Asset Management and Reporting Fee	318,774	318,236
Series Forty Six [Member]
Gross Fund Management Fee	249,528	249,528
Asset Management and Reporting Fee	19,442	17,511
Fund Management Fee net of Asset Management and Reporting Fee	$ 230,086	$ 232,017